Note 13 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal	$ 45,587,097	$ (6,521,134)
State	8,228,412	(1,150,789)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	(53,644,554)	16,145,402
Total deferred	56,663	(37,562)
Provision for income taxes	56,663	(37,562)
Continuing Operations [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (53,758,846)	$ 7,634,360